Taxation - Disclosure of reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Effective Tax Rate [Table]
US federal statutory rate	$ (19,486)	$ (12,380)	$ 3,984
US federal statutory rate	21.00%	21.00%	21.00%
Effects of state tax rate in U.S.	$ (8,043)	$ (4,484)	$ 1,844
Effects of state tax rate in U.S.	8.67%	7.61%	9.72%
R&D and orphan drug tax credits	$ (6,876)	$ (5,056)	$ (5,642)
R&D and orphan drug tax credits	7.41%	8.58%	(29.74%)
Non deductible share based payment expenses	$ 788	$ 555	$ 327
Non deductible share based payment expenses	(0.85%)	(0.94%)	1.73%
Finance income/(costs) – fair value accounting	$ (28,783)	$ (2,017)	$ 919
Finance income/(costs) – fair value accounting	31.02%	3.42%	4.84%
Loss with respect to associate for which no deferred tax asset is recognized	$ 1,413	$ 11,542	$ 0
Loss with respect to associate for which no deferred tax asset is recognized	(1.52%)	(19.58%)	0.00%
Change in blended state rate impact due to state apportionment change	$ (8,856)	$ 0	$ 0
Change in blended state rate impact due to state apportionment change	9.54%	0.00%	0.00%
Transaction Costs	$ 0	$ 309	$ 361
Transaction Costs	0.00%	(0.52%)	1.91%
Interest Expense	$ 69	$ 217	$ (2,258)
Interest Expense	(0.07%)	(0.37%)	(11.91%)
Executive Compensation	$ 300	$ 746	$ 827
Executive Compensation	(0.32%)	(1.27%)	4.36%
Recognition of deferred tax assets and tax benefits not previously recognized	$ (184)	$ (414)	$ 0
Recognition of deferred tax assets and tax benefits not previously recognized	0.20%	0.70%	0.00%
Current year losses for which no deferred tax asset is recognized	$ 17,287	$ 14,375	$ 13,948
Current year losses for which no deferred tax asset is recognized	(18.63%)	(24.38%)	73.53%
Sonde Deconsolidation	$ (3,572)	$ 0	$ 0
Sonde Deconsolidation	3.85%	0.00%	0.00%
Other	$ 224	$ 363	$ 91
Other	(0.25%)	(0.62%)	0.48%
Income tax expense/(benefit)	$ (55,719)	$ 3,756	$ 14,401
Average effective tax rate	60.05%	(6.37%)	75.92%